Earnings Per Share (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss), attributable to owners of parent		$ 24,749	$ 11,217	$ (43,869)
Weighted average number of ordinary shares used in calculating basic earnings per share	[1]	97,335,870	93,749,219	78,297,756

[1]	The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16